Long-Term Investment (Tables)	12 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Schedule of long-term investment
	March 31, 2022	March 31, 2021
Kahamadi Bio (1)	$-	$-
Zhetong Medical (2)	4,416,891	3,981,986
Advance to suppliers, net	$4,416,891	$3,981,986